Ordinary shares and the convertible preferred shares are classified as equity. (Details) - € / shares	Jun. 30, 2022	Dec. 31, 2021
Ordinary shares issued (€0.15 par value per share)	117,331,343	105,190,223
Par value per share	€ 0.15	€ 0.15
Convertible preferred shares registered	20,514	48,862
Total shares issued	117,351,857	105,239,085
Less Treasury shares	(124,322)	(124,322)
Outstanding shares	117,227,535	105,114,763